Financial risk management - Credit loss allowances of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 572,881,782	₩ 556,494,037
Credit loss allowances of financial assets	(4,363,032)	(3,680,932)
Financial assets at amortized cost, net	568,518,750	552,813,105
Mitigation of credit risk due to collateral	235,632,169	229,278,688
Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	448,546,872	439,315,348
Credit loss allowances of financial assets	(4,351,609)	(3,670,016)
Financial assets at amortized cost, net	444,195,263	435,645,332
Mitigation of credit risk due to collateral	235,632,169	229,278,688
Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	15,118,137	20,605,763
Credit loss allowances of financial assets	(18,890)	(23,909)
Financial assets at amortized cost, net	15,099,247	20,581,854
Mitigation of credit risk due to collateral	39,768	42,418
Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	178,326,448	179,276,187
Credit loss allowances of financial assets	(872,104)	(787,263)
Financial assets at amortized cost, net	177,454,344	178,488,924
Mitigation of credit risk due to collateral	122,490,514	124,227,988
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	21,991,408	15,542,426
Credit loss allowances of financial assets	(10,343)	(7,592)
Financial assets at amortized cost, net	21,981,065	15,534,834
Mitigation of credit risk due to collateral	2,500	9,000
Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	205,060,238	195,477,248
Credit loss allowances of financial assets	(2,296,581)	(1,812,690)
Financial assets at amortized cost, net	202,763,657	193,664,558
Mitigation of credit risk due to collateral	113,085,005	104,986,693
Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	28,050,641	28,413,724
Credit loss allowances of financial assets	(1,153,691)	(1,038,562)
Financial assets at amortized cost, net	26,896,950	27,375,162
Mitigation of credit risk due to collateral	14,382	12,589
Securities measured at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	88,637,000	83,796,575
Financial assets at amortized cost, net	88,637,000	83,796,575
Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	35,697,910	33,382,114
Credit loss allowances of financial assets	(11,423)	(10,916)
Financial assets at amortized cost, net	35,686,487	33,371,198
12-month expected credit loss | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	441,192,380	435,814,167
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	329,507,918	329,463,191
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	12,465,770	16,363,281
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	158,067,855	160,840,816
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	20,226,305	14,454,878
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	118,154,965	116,945,328
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	20,593,023	20,858,888
12-month expected credit loss | Grade 1 | Securities measured at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	78,098,959	74,623,066
12-month expected credit loss | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	33,585,503	31,727,910
12-month expected credit loss | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	72,336,419	72,813,669
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	59,785,443	62,063,669
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,260,226	4,130,712
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	6,429,281	6,846,625
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,680,151	1,071,236
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	46,714,178	47,287,352
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,701,607	2,727,744
12-month expected credit loss | Grade 2 | Securities measured at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	10,446,092	9,106,311
12-month expected credit loss | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,104,884	1,643,689
Life time expected credit loss | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	27,419,792	22,925,652
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	27,419,792	22,925,652
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	392,061	111,593
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	8,934,566	8,544,051
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	82,000	15,755
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	16,503,560	12,582,994
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,507,605	1,671,259
Life time expected credit loss | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	28,920,336	22,861,922
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	28,820,864	22,784,209
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	80	177
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,839,919	2,340,393
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,952	557
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	22,375,111	17,780,729
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,602,802	2,662,353
Life time expected credit loss | Grade 2 | Securities measured at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	91,949	67,198
Life time expected credit loss | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	7,523	10,515
Impaired
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,012,855	2,078,627
Impaired | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,012,855	2,078,627
Impaired | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,054,827	704,302
Impaired | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,312,424	880,845
Impaired | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 645,604	₩ 493,480